Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common shares through open market sales
Number of Shares Sold	9.5	53.0	23.5
Average price per common share	$ 13.71	$ 8.33	$ 8.78
Proceeds from issuance of common stock and open market sale	$ 129.7	$ 441.3	$ 204.5